Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,255,302	$ 5,258,214
Less: accumulated amortization	(4,076,635)	(3,777,851)
Acquired intangible assets, net	1,178,667	1,480,363
Distribution networks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,329,849	2,329,849
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,925,453	$ 2,928,365